Events After the Reporting Period - Additional Information (Detail) ₽ in Millions, $ in Millions		1 Months Ended
	Feb. 03, 2021 USD ($)	Jan. 31, 2021 RUB (₽)
Major borrowings [member] | VTB US dollar denominated credit facilities [member] | US dollar denominated facilities of SKCC [Member]
Events After The Reporting Period [Line Items]
Loan received and used for the full repayment | $	$ 250
Commitement To Reduce Air Pollution [Member] | Till Two Thousand And Twenty Six [Member]
Events After The Reporting Period [Line Items]
Additional commitment to reduce environmental pollution | ₽		₽ 2,856